Investments - Teekay Offshore - ALP Maritime Services B.V. - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 14, 2014 USD ($)	Mar. 31, 2014 USD ($) shareholder vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Number of vessels | vessel						5
General and administrative			$ 119,889	$ 133,184	$ 140,917
ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member]
Net Investment Income [Line Items]
General and administrative			$ 700
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired		100.00%
Aggregate purchase price, cash	$ 2,616	$ 2,600
General and administrative				$ 700	500
Acquisition and business development fee					$ 1,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Number of shareholders | shareholder		3
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Contingent consideration payable		$ 2,400
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member] | Shareholders of ALP [Member]
Net Investment Income [Line Items]
Contingent consideration payable		$ 2,600
Percent of compensation payable		50.00%
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Newbuildings [Member] | Long Distance Towing and Offshore Installation [Member]
Net Investment Income [Line Items]
Number of vessels | vessel		4